CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Private Placement	Second Private Placement	Share Capital		Share Capital Private Placement	Share Capital Second Private Placement	Contributed/Additional Paid-in Capital		Contributed/Additional Paid-in Capital Private Placement	[6]	Contributed/Additional Paid-in Capital Second Private Placement	[6]	Retained deficit	Total Parent's Equity	Total Parent's Equity Private Placement	Total Parent's Equity Second Private Placement	Non- controlling Interest
Shares outstanding, beginning of period (in shares) at Dec. 31, 2019	[1]					1,010,000,000
Balance at beginning of the period at Dec. 31, 2019	[1]	$ 628,880				$ 1,010				$ 871,241	[2]					$ (360,573)	$ 511,678			$ 117,202
Increase (Decrease) in Stockholders' Equity
Net (loss) / income		32,384	[3]													(1,410)	(1,410)			33,794
Dividends		(5,000)																		(5,000)
Share based payments contribution		863								863	[2]						863
Repayments of Parent's Funding	[1]	(15,347)								(15,347)	[2]						(15,347)
Shares outstanding, end of period (in shares) at Dec. 31, 2020	[1]					1,010,000,000
Balance at end of the period at Dec. 31, 2020	[1]	641,780				$ 1,010				856,757	[2]					(361,983)	495,784			145,996
Increase (Decrease) in Stockholders' Equity
Net (loss) / income		48,368	[4]													15,866	15,866			32,502
Dividends		(4,000)																		(4,000)
Share based payments contribution		850								850	[2]						850
Capital reduction	[1]	0								(133,812)	[2]					133,812
Contributions from Parent's Funding	[1]	$ 56,057								56,057	[2]						56,057
Issuance of shares (in shares)				0	0
Shares outstanding, end of period (in shares) at Dec. 31, 2021		1,010,000				1,010,000,000	[1],[5]
Balance at end of the period at Dec. 31, 2021	[1],[5]	$ 743,055				$ 1,010				779,852	[6]					(212,305)	568,557			174,498
Increase (Decrease) in Stockholders' Equity
Net (loss) / income		23,244	[7]													15,038	15,038			8,206
Share based payments contribution		238								238	[6]						238
Deconsolidation of lessor VIEs		(115,412)																		(115,412)
Shares outstanding, end of period (in shares) at Jun. 30, 2022	[5]					1,010,000,000
Balance at end of the period at Jun. 30, 2022	[5]	$ 651,125				$ 1,010				780,090	[6]					(197,267)	583,833			67,292
Shares outstanding, beginning of period (in shares) at Dec. 31, 2021		1,010,000				1,010,000,000	[1],[5]
Balance at beginning of the period at Dec. 31, 2021	[1],[5]	$ 743,055				$ 1,010				779,852	[6]					(212,305)	568,557			174,498
Increase (Decrease) in Stockholders' Equity
Issuance of shares (in shares)		12,500,000		27,500,000	13,678,462
Shares outstanding, end of period (in shares) at Dec. 31, 2022		53,688,462				53,688,462,000	[5]
Balance at end of the period at Dec. 31, 2022	[5]	$ 715,513				$ 53,688				507,127	[6]					85,742	646,557			68,956
Shares outstanding, beginning of period (in shares) at Jan. 26, 2022						10,000,000
Balance at beginning of the period at Jan. 26, 2022		67,302				$ 10				0	[6]					0	10			67,292
Increase (Decrease) in Stockholders' Equity
Net (loss) / income	[7]	$ 87,500
Shares outstanding, end of period (in shares) at Dec. 31, 2022		53,688,462				53,688,462,000	[5]
Balance at end of the period at Dec. 31, 2022	[5]	$ 715,513				$ 53,688				507,127	[6]					85,742	646,557			68,956
Shares outstanding, beginning of period (in shares) at Jan. 27, 2022	[5]					10,000,000
Balance at beginning of the period at Jan. 27, 2022	[5]	10				$ 10				0	[6]					0	10			0
Increase (Decrease) in Stockholders' Equity
Net (loss) / income		87,500														85,742	85,742			1,758
Share based payments contribution		320								320	[6]						320
Issuance of shares (in shares)								27,500,000,000	13,678,462,000
Issuance of shares				$ 266,653	$ 165,982			$ 27,500	$ 13,678			$ 239,153		$ 152,304				$ 266,653	$ 165,982
Issuance of shares to Golar (in shares)						12,500,000,000
Issuance of shares to Golar		127,850				$ 12,500				115,350	[6]						127,850
Recognition of non-controlling interest upon acquisition	[8]	67,292																		67,292
Fair value adjustment in relation to acquisition		$ (94)																		(94)
Shares outstanding, end of period (in shares) at Dec. 31, 2022		53,688,462				53,688,462,000	[5]
Balance at end of the period at Dec. 31, 2022	[5]	$ 715,513				$ 53,688				507,127	[6]					85,742	646,557			$ 68,956
Increase (Decrease) in Stockholders' Equity
Cancellation of Parents' equity (in shares)	[8]					1,000,000,000
Cancellation of Parent's equity	[8]	$ (583,823)				$ (1,000)				$ (780,090)	[6]					$ 197,267	$ (583,823)

[1]	Refer to Note 2.a and 2.b for the basis of preparation of the Predecessor periods.
[2]	Contributed / additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company’s issued share capital.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[4]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[5]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[6]	Contributed / additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company’s issued share capital.
[7]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[8]	Represents cancellation of Parent's aggregated equity, upon disposal of entities to CoolCo pursuant to the Vessel SPA and ManCo SPA, previously presented on a combined carve-out basis during the Predecessor period.